Note 18 - Revenues (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Disaggregation of Revenue [Table Text Block]
	2018	2019	2020
Time charter revenues	39,442	61,695	60,222
Time charter revenues from related parties	1,606	1,311	-
Voyage charter revenue	-	3,082	-
Total	41,048	66,088	60,222